Long-term Debt - Schedule of Aggregate Outstanding Principal Amount and Unamortized Debt Issuance Cost Related to Subordinated Debentures (Detail) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instruments [Abstract]
Principal	$ 50,000,000	$ 50,000,000	$ 50,000,000
Unamortized debt issuance costs	$ 436,000	$ 472,000	$ 617,000